Acquisitions and Divestitures - Additional Information (Detail) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2016 HydroelectricPowerDevelopments	Sep. 30, 2016 USD ($) Employees	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Employees t	Dec. 31, 2013 USD ($) Employees t
Business Disposition [Line Items]
Percent of equity investments in other entity				40.00%
Alcoa [Member]
Business Disposition [Line Items]
Percent of equity investments in other entity				60.00%
AWAC [Member]
Business Disposition [Line Items]
Sale generated in last annual period prior to divestiture				$ 200
Number of employees | Employees				500
Percent of equity investments in other entity				55.00%
Plant capacity, in metric tons per year | t				778,800
Mt Holly Smelter [Member]
Business Disposition [Line Items]
Sale generated in last annual period prior to divestiture					$ 280
Number of employees | Employees					250
Percent of equity investments in other entity				50.33%
Plant capacity, in metric tons per year | t					115,000
2014 Divestitures [Member]
Business Disposition [Line Items]
Net cash received				$ 223
Loss from divestitures before income tax				$ 216
Aluminum Rod Plant [Member]
Business Disposition [Line Items]
Sale generated in last annual period prior to divestiture					$ 200
Number of employees | Employees					60
Yadkin [Member]
Business Disposition [Line Items]
Number of employees | Employees		35
Number of hydroelectric power developments | HydroelectricPowerDevelopments	4
Sale generated			$ 20
Carrying value of net assets to be sold		$ 127	127
2015 Divestitures [Member]
Business Disposition [Line Items]
Net cash received			41
Loss from divestitures before income tax			$ 24